TRADE AND OTHER ACCOUNTS PAYABLE (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TRADE AND OTHER ACCOUNTS PAYABLE
Current	$ 428,911,984	$ 384,801,630
Non-current	2,392,555	3,015,284
Trade accounts payable	296,701,188	298,298,731
Withholding tax	74,435,775	60,738,656
Others	60,167,576	28,779,527
Total	$ 431,304,539	$ 387,816,914